Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 129,450,676	$ 8,560,624
Receivables	213,346	340,185
Prepaid expenses	5,039,150	5,077,328
Inventory	609,094	578,753
Current assets	135,312,266	14,556,890
Non-current assets
Restricted cash	143,800	142,201
Plant and equipment	9,290,308	7,707,863
Net investment in sublease	38,541
Goodwill and other intangible assets	969,467	956,009
TOTAL ASSETS	145,754,382	23,362,963
Current liabilities
Trade payables and accrued liabilities	3,461,339	1,641,960
Customer deposits	329,221	317,463
Construction contract liability	189,651	153,890
Shareholder loan		1,602
Deferred income tax		33,063
Current portion of lease liabilities	576,232	466,679
Total Current Liabilities	4,556,443	2,614,657
Non-current liabilities
Derivative liability	17,899,855	5,456,265
Lease liabilities	499,541	662,570
Deferred revenue	119,253
TOTAL LIABILITIES	23,075,092	8,733,492
EQUITY
Share capital	212,058,836	50,616,051
Deficit	(110,327,159)	(47,280,254)
Reserves	20,947,613	11,293,674
TOTAL EQUITY	122,679,290	14,629,471
TOTAL LIABILITIES AND EQUITY	$ 145,754,382	$ 23,362,963